Segments And Nature Of The Business	12 Months Ended
Dec. 31, 2012
Segments And Nature Of The Business [Abstract]
Segments And Nature Of The Business

5.Segments and Nature of the Business

Our segments include the VITAS segment and the Roto-Rooter segment.  Relative contributions of each segment to service revenues and sales were 75% and 25%, respectively, in 2012 and 73% and 27%, respectively, in 2011.  The vast majority of our service revenues and sales from continuing operations are generated from business within the United States.

The reportable segments have been defined along service lines, which is consistent with the way the businesses are managed. In determining reportable segments, the RRSC and RRC operating units of the Roto-Rooter segment have been aggregated on the basis of possessing similar operating and economic characteristics.  The characteristics of these operating segments and the basis for aggregation are reviewed annually.  Accordingly, the reportable segments are defined as follows:

·

The VITAS segment provides hospice services for patients with terminal illnesses.  This type of care is aimed at making the terminally ill patient’s end of life as comfortable and pain-free as possible.  Hospice care is typically available to patients who have been initially certified or re-certified as terminally ill (i.e., a prognosis of six months or less) by their attending physician, if any, and the hospice physician.  VITAS offers all levels of hospice care in a given market, including routine home care, inpatient care and continuous care.  Over 90% of VITAS’ revenues are derived through the Medicare and Medicaid reimbursement programs.

·

The Roto-Rooter segment provides repair and maintenance services to residential and commercial accounts using the Roto-Rooter registered service marks. Such services include plumbing and sewer, drain and pipe cleaning. They are delivered through company-owned and operated territories, independent contractor-operated territories and franchised locations. This segment also manufactures and sells products and equipment used to provide such services.

·

We report corporate administrative expenses and unallocated investing and financing income and expense not directly related to either segment as “Corporate”.  Corporate administrative expense includes the stewardship, accounting and reporting, legal, tax and other costs of operating a publicly held corporation.  Corporate investing and financing income and expenses include the costs and income associated with corporate debt and investment arrangements.

            Segment data for our continuing operations are set forth below (in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Revenues by Type of Service
VITAS
Routine homecare	$778,776	$718,658	$666,562
Continuous care	172,063	158,466	153,050
General inpatient	114,494	110,742	105,588
Medicare cap	1,704	(1,594)	610
Total segment	1,067,037	986,272	925,810
Roto-Rooter
Sewer and drain cleaning	138,500	138,932	135,704
Plumbing repair and maintenance	172,310	177,363	168,625
Independent contractors	28,522	26,711	22,943
HVAC repair and maintenance	1,109	3,410	4,183
Other products and services	22,565	23,282	23,280
Total segment	363,006	369,698	354,735
Total service revenues and sales	$1,430,043	$1,355,970	$1,280,545
Aftertax Segment Earnings/(Loss)
VITAS	$86,577	$80,358	$79,796
Roto-Rooter	30,905	34,879	31,678
Total	117,482	115,237	111,474
Corporate	(28,178)	(29,258)	(29,643)
Net income	$89,304	$85,979	$81,831
Interest Income
VITAS	$3,883	$4,293	$4,852
Roto-Rooter	1,647	2,176	2,661
Total	5,530	6,469	7,513
Corporate	76	91	175
Intercompany eliminations	(4,797)	(6,134)	(7,244)
Total interest income	$809	$426	$444
Interest Expense
VITAS	$233	$229	$131
Roto-Rooter	433	358	233
Total	666	587	364
Corporate	14,057	13,301	11,595
Total interest expense	$14,723	$13,888	$11,959
Income Tax Provision
VITAS	$53,092	$48,835	$48,601
Roto-Rooter	18,770	21,353	19,547
Total	71,862	70,188	68,148
Corporate	(15,347)	(15,611)	(16,148)
Total income tax provision	$56,515	$54,577	$52,000
Identifiable Assets
VITAS	$519,555	$504,677	$531,247
Roto-Rooter	224,735	212,234	205,601
Total	744,290	716,911	736,848
Corporate	115,336	78,994	93,313
Total identifiable assets	$859,626	$795,905	$830,161
Additions to Long-Lived Assets
VITAS	$24,735	$24,298	$17,492
Roto-Rooter	16,132	9,426	18,035
Total	40,867	33,724	35,527
Corporate	285	72	18
Total additions to long-lived assets	$41,152	$33,796	$35,545

	For the Years Ended December 31,
	2012	2011	2010
Depreciation and Amortization
VITAS	$19,043	$18,480	$18,900
Roto-Rooter	9,029	8,729	8,289
Total	28,072	27,209	27,189
Corporate	2,449	2,290	1,854
Total depreciation and amortization	$30,521	$29,499	$29,043